Inventories - Disclosure of Detailed Information About Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Crude oil stock (Note 6.2)	$ 4,384	$ 2,664
Materials and spare parts	2,082	4,651
Assigned crude oil stock	3	234
Total inventories	$ 6,469	$ 7,549